PROPERTY AND EQUIPMENT (Schedule of Property and Equipment, Depreciation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Hotel operating costs [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 51,360	319,979	245,291	180,763	$ 50,431	314,189	241,020	178,279	$ 5	31	38	37	$ 924	5,759	4,233	2,447